INVENTORIES - Schedule of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials and components	$ 23,389	$ 23,744
Work in progress	6,735	3,997
Finished goods	1,469	1,042
Inventory net	$ 31,593	$ 28,783